SUN JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                             Fax: (212) 314-3953


                                                      May 29, 2008

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

              Re:      AXA Equitable Life Insurance Company
                       Form N-6 Registration Statement
                       File No. 333-103202 and 811-04335
                       CIK #0000771726

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 9 to AXA Equitable's Form N-6 Registration Statement (File No. 333-103202) under the Securities Act of 1933 ("1933 Act") and Amendment No. 50 to the Registration Statement on the same Form N-6 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account FP.

The Registration Statement relates to a new version of the Survivorship Incentive Life flexible premium variable life insurance policy called "Survivorship Incentive Life Legacy" to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account FP. Survivorship Incentive Life Legacy will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account FP, and the distributors of Survivorship Incentive Life Legacy are AXA Distributors LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable. Except as indicated below, the Survivorship Incentive Life Legacy product is essentially identical to the current version of the Survivorship Incentive Life `02 product funded through the same separate account. Survivorship Incentive Life `02 is also covered by AXA Equitable's Form N-6 Registration Statement 333-103202 and has been offered continuously since it became effective under the 1933 Act.

The principal changes between Survivorship Incentive Life `02 and Survivorship Incentive Life Legacy are:

o  Survivorship Incentive Life Legacy is based on the 2001 CSO tables.
o  Survivorship Incentive Life Legacy has a different Extended No Lapse
   Guarantee.
o Survivorship Incentive Life Legacy has a different surrender charge schedule and guaranteed maximum premium charge.
o Survivorship Incentive Life Legacy does not have the Accounting Benefit Endorsement.
o Survivorship Incentive Life Legacy has 12b-1 fees on all of its variable investment options.

We anticipate launching Survivorship Incentive Life Legacy in September 2008. In order to do so, we would like to begin printing the prospectus no later than July 29, 2008, and therefore hope we can be effective with the new product by that date.

To that end, we greatly appreciate the Staff's effort in providing us with comments by July 14, 2008 or as soon as possible thereafter. We will then file an additional post-effective amendment that will address any Staff comments, add financial and compensation information and illustrations to the prospectus and statement of additional information where appropriate as well as provide any additional exhibits that might be necessary.

In view of the similarity between the Survivorship Incentive Life `02 and Survivorship Incentive Life Legacy products, AXA Equitable hereby requests that the filing be afforded expedited selective review by the Commission staff. To facilitate the staff's review, we are including with the staff's courtesy copy of this letter precisely marked copies of the Survivorship Incentive Life Legacy prospectus and statement of additional information that show how they differ from the current Survivorship Incentive Life `02 prospectus and statement of additional information.

Please contact our counsel, Christopher E. Palmer of Goodwin Procter LLP at 202-346-4253, if you have any questions. Thank you in advance for your attention to this matter.

                                        Very truly yours,

                                        /s/ Sun Jin Moon
                                        -----------------
                                        Sun Jin Moon


cc: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.